Investments in Associates - Movement In Investments In Associate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of associates [line items]
Balance at beginning of year	R 110	R 84
Redemption of preference shares from associates	(59)	(32)	R 0
Share of profit in associate	94	59
Balance at end of year	146	110	R 84
Rand Refinery
Disclosure of associates [line items]
Redemption of preference shares from associates	R (58)	R (32)